John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Core Allocation Plus Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.92	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	0.49	0.49	0.49		0.49

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	2.16	2.06	1.66		1.46

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	Based on estimated expenses for the current year.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	219	209	169	149
3 Years	676	646	544	462
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Emerging Markets Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.95	0.95	0.95		0.95

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.08	3.08	3.08		3.08

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	4.78	4.68	4.28		4.08

Contractual expense reimbursement[3]	-2.74	-2.74	-2.64		-2.74

Total annual fund operating expenses after expense reimbursements	2.04	1.94	1.64		1.34

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	207	197	167	136
3 Years	1,193	1,165	1,078	990
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental All Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.68	0.68	0.68		0.68

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	3.44	3.34	3.29		3.24

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.19	3.19	3.19		3.19

Total fund operating expenses	4.62	4.52	4.12		3.92

Contractual expense reimbursement[3]	-3.03	-3.03	-2.93		-3.03

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,121	1,092	1,004	916
You should read this Supplement in conjunction with the Prospectus and retain it for future reference
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.73	0.73	0.73		0.73

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.49	3.39	3.34		3.29

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.24	3.24	3.24		3.24

Total fund operating expenses	4.72	4.62	4.22		4.02

Contractual expense reimbursement[3]	-3.13	-3.13	-3.03		-3.13

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,141	1,112	1,024	936
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Value Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee[1]	0.69	0.69	0.69		0.69

Distribution and service (12b-1) fees	0.50	0.50	0.15	[2]	0.00

Other expenses[3]	3.50	3.40	3.35		3.30

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.25	3.25	3.25		3.25

Total fund operating expenses	4.69	4.59	4.19		3.99

Contractual expense reimbursement[4]	-3.10	-3.10	-3.00		-3.10

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	“Management fee” has been restated to reflect current fees.
[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,135	1,106	1,018	930
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.